DEBT ISSUED AND OTHER OBLIGATIONS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 5,950,038	$ 5,460,253
Other financial obligations	17,066	25,563
Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	5,275,173	4,959,165
Other financial obligations		23,298
Short Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	674,865	501,088
Other financial obligations	811	2,265
Letters Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	67,938	86,210
Letters Of Credit [Member] | Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	55,678	71,239
Letters Of Credit [Member] | Short Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	12,260	14,971
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	4,840,918	4,290,747
Bonds [Member] | Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	4,178,313	3,836,778
Bonds [Member] | Short Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	662,605	453,969
Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	1,041,182	1,083,296
Subordinated Bonds [Member] | Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued	1,041,182	1,051,148
Subordinated Bonds [Member] | Short Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt issued		$ 32,148